Discontinued Operations - Balance Sheet Disclosures (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current assets of discontinued operations	$ 0	$ 1,478	$ 1,044
Total non-current assets of discontinued operations	0	10,347	10,424
Total current liabilities of discontinued operations	$ 0	774	812
Park and HGV spin-offs [Member] | Discontinued operations, disposed of by means other than sale, spinoff [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		341	76
Restricted cash and cash equivalents		160	147
Accounts receivable, net of allowance for doubtful accounts		250	212
Prepaid expenses		48	35
Inventories		527	430
Current portion of financing receivables, net		136	128
Other		16	16
Total current assets of discontinued operations		1,478	1,044
Variable interest entity current assets of discontinued operations		92	79
Goodwill		604	607
Management and franchise contracts, net		56	60
Other intangible assets, net		60	63
Property and equipment, net		8,589	8,708
Deferred income tax assets		35	19
Financing receivables, net		895	848
Investments in affiliates		81	99
Other		27	20
Total non-current assets of discontinued operations		10,347	10,424
Variable interest entity non-current assets of discontinued operations		405	326
Total assets of discontinued operations		11,825	11,468
Accounts payable, accrued expenses and other		632	587
Current maturities of long-term debt		65	109
Current maturities of timeshare debt		73	110
Income taxes payable		4	6
Total current liabilities of discontinued operations		774	812
Variable interest entity current liabilities of discontinued operations		81	113
Long-term debt		3,437	3,948
Timeshare debt		621	392
Deferred revenues		22	32
Deferred income tax liabilities		2,797	2,755
Other		17	17
Total liabilities of discontinued operations		7,668	7,956
Variable interest entity liabilities of discontinued operations		$ 506	$ 369